Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 20, 2018 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Other borrowings		$ 735	$ 739		$ 735
PP&E		5,320	5,556		5,320	$ 5,822
Intangible assets		256	252		256	313
Annual cash payments	$ 40		40		40	$ 40
Annual cash payments, net		37
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash		17	17		17
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
PP&E		1,500	1,500		1,500
Intangible assets		78	70		78
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings		1,900	1,800		1,900
Restricted cash		67	50		67
Non-recourse debt | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount		1,500	1,400		1,500
Non-recourse debt | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount		103	94		103
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds received			8	$ 9
Kent Hills Wind Bonds
Disclosure of detailed information about borrowings [line items]
Reserve account balance		0	65		0
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 263	$ 241		$ 263